Basis of Preparation	12 Months Ended
Dec. 31, 2022
Basis of Preparation
Basis of Preparation
2	Basis of Preparation

(a)
Statement of compliance

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by IASB.
The Board of Directors approved the Financial Statements for issue on March 13, 2023.

(b)	Basis of measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following assets and liabilities, that are measured as disclosed in Note 3 below:

-	Financial instruments measured at fair value through profit or loss

-	Financial instruments measured at fair value through other comprehensive income

-	Deferred tax assets and liabilities

-	Provisions

-	Assets and liabilities in respect of employee benefits

-	Investments in associates

(c)	Use of estimates and judgements

The preparation of Financial Statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised.

Information about accounting estimates and judgments made by management in the application of IFRSs that have significant effect on the Financial Statements and/or with a significant risk of material adjustment in future periods, are discussed in Note 4(i).

In respect of useful life estimates for certain assets reassessed during the period, see Note 3(d).

In respect of estimates related to determination of fair value, see to Note 4(ii).

(d)	Functional and presentation currency

These Consolidated Financial Statements are presented in United States dollars, which is the Company's functional currency. All amounts are presented in US$ millions unless indicated otherwise.

(e)	Operating cycle

The normal operating cycle of the Company is not longer than one year.
(f)	Changes in accounting guidance

Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets:

As from January 1, 2022, the Company applies the amendment to IAS 37 in respect of onerous contracts, according to which, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, comprised of: (i) incremental costs, and (ii) an allocation of other costs that relate directly to fulfilling the contract. The amendment is effective retrospectively in respect of contracts where, at the date of initial application, the entity has not yet fulfilled all its obligations. The Group did not restate comparative data but adjusted the opening balance of its retained earnings in accordance with the amendment by the amount of its cumulative effect (US$ 3 million).

Amendment to IAS 1, Presentation of Financial Statements:

According to the amendment, companies must provide disclosure of their material accounting policies rather than their significant accounting policies. An accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions made by the users of the financial statements. The amendment also clarifies that immaterial accounting policy information need not be disclosed. The amendment is applicable for reporting periods beginning on or after January 1, 2023, while earlier application is permitted. The Group is examining the effects of the amendment on the disclosures in its financial statements.